Fair Value of Financial Instruments Not Accounted For at Fair Value (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Not Accounted for at Fair Value
The following table includes the estimated fair value and carrying value of those assets and liabilities where the fair value does not approximate to carrying value. The table excludes cash, cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other liabilities because the fair value approximates carrying value and, for accounts receivable and payable, are due in one year or less.

		December 31, 2022		June 30, 2023
Financial Asset/Liability	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
2020 Bonds (note 7)	Level 2	(100,000)	(99,000)	(100,000)	(99,750)
Secured term loan facilities and revolving credit facilities (note 6)	Level 2	$(762,047)	$(762,047)	$(898,871)	$(898,871)